Condensed Financial Information - Parent Company Only	12 Months Ended
Sep. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information - Parent Company Only

NOTE 18—CONDENSED FINANCIAL INFORMATION – PARENT COMPANY ONLY

The following condensed balance sheets as of September 30, 2016 and 2015, and condensed statements of operations and cash flows for each of the years in the two-year period ended September 30, 2016, for Citizens Community Bancorp, Inc. should be read in conjunction with the accompanying consolidated financial statements and the notes thereto.

CONDENSED BALANCE SHEETS

September 30,

		2015
	2016	(As Restated)
ASSETS
Cash and cash equivalents	$3,514	$676
Investment in subsidiary	72,079	60,777

Total assets	$75,593	$61,453

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other borrowings	$11,000	$—
Other liabilities	49	—

Total liabilities	11,049	—
Total stockholders’ equity	64,544	61,453

Total liabilities and stockholders’ equity	$75,593	$61,453

STATEMENTS OF OPERATIONS

		2015
	2016	(As Restated)
Dividend income from bank subsidiary	$3,419	$625
Interest expense	143	—
Expenses—other	306	146

Total expenses	449	146
Income before provision for income taxes and equity in undistributed net income of subsidiary	2,970	479
Benefit for income taxes	176	58

Income before equity in undistributed net income (loss) of subsidiary	3,146	537
Equity in undistributed net loss of subsidiary	(573)	2,269

Net income	$2,573	$2,806